Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of June 30, 2022 (unaudited)
Shares		Value
	COMMON STOCKS – 97.1%
	COMMUNICATIONS – 6.5%
	INTERNET – 6.5%
5,593	Bumble, Inc., Class A(1)	$157,443
5,264	Etsy, Inc.(1)	385,377
8,226	EverQuote, Inc., Class A(1)	72,718
12,393	Liquidity Services, Inc.(1)	166,562
20,069	Magnite, Inc.(1)	178,213
		960,313

	CONSUMER, CYCLICAL – 5.2%
	ENTERTAINMENT – 0.4%
29,392	Genius Sports, Ltd.(1)	66,132

	LEISURE TIME – 3.3%
12,051	Callaway Golf Co.(1)	245,840
14,727	Life Time Group Holdings, Inc.(1)	189,684
7,756	OneSpaWorld Holdings, Ltd.(1)	55,611
		491,135

	RETAIL – 1.5%
5,849	First Watch Restaurant Group, Inc.(1)	84,343
4,873	Lovesac Co.(1)	134,007
		218,350
	TOTAL CONSUMER, CYCLICAL	775,617

	CONSUMER, NON-CYCLICAL – 34.3%
	BIOTECHNOLOGY – 8.7%
1,247	Apellis Pharmaceuticals, Inc.(1)	56,389
2,212	Arcus Biosciences, Inc.(1)	56,052
1,381	Beam Therapeutics, Inc.(1)	53,459
598	Blueprint Medicines Corp.(1)	30,205
5,260	Caribou Biosciences, Inc.(1)	28,562
2,643	Fate Therapeutics, Inc.(1)	65,494
18,234	Harvard Bioscience, Inc.(1)	65,642
17,354	ImmunoGen, Inc.(1)	78,093
10,893	Olink Holding AB, ADR(1)	165,574
6,495	Pliant Therapeutics, Inc.(1)	52,025
2,020	Prothena Corp. PLC(1)	54,843
7,428	Veracyte, Inc.(1)	147,817
9,013	Vericel Corp.(1)	226,947
3,479	Xencor, Inc.(1)	95,220
3,775	Xenon Pharmaceuticals, Inc.(1)	114,836
		1,291,158

	COMMERCIAL SERVICES – 14.7%
18,069	Alta Equipment Group, Inc.(1)	162,079
1,888	Bright Horizons Family Solutions, Inc.(1)	159,574
4,160	Chegg, Inc.(1)	78,125
10,426	CoStar Group, Inc.(1)	629,835
6,596	HealthEquity, Inc.(1)	404,928
868	Paylocity Holding Corp.(1)	151,397
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES (continued)
3,152	ShotSpotter, Inc.(1)	$84,820
18,443	Toast, Inc., Class A(1)	238,652
8,482	WillScot Mobile Mini Holdings Corp.(1)	274,986
		2,184,396

	COSMETICS/PERSONAL CARE – 1.4%
16,630	Beauty Health Co.(1)	213,862

	HEALTHCARE-PRODUCTS – 8.4%
4,450	AtriCure, Inc.(1)	181,827
11,522	BioLife Solutions, Inc.(1)	159,119
7,570	Castle Biosciences, Inc.(1)	166,161
5,045	OrthoPediatrics Corp.(1)	217,692
7,280	Quanterix Corp.(1)	117,863
1,781	Repligen Corp.(1)	289,234
9,588	SI-BONE, Inc.(1)	126,562
		1,258,458

	PHARMACEUTICALS – 1.1%
10,887	Aerie Pharmaceuticals, Inc.(1)	81,653
1,645	Intellia Therapeutics, Inc.(1)	85,145
		166,798
	TOTAL CONSUMER, NON-CYCLICAL	5,114,672

	ENERGY – 2.8%
	ENERGY-ALTERNATE SOURCES – 2.8%
2,156	Enphase Energy, Inc.(1)	420,937

	FINANCIAL – 3.9%
	BANKS – 0.9%
2,456	Silvergate Capital Corp. – Class A(1)	131,470

	INSURANCE – 1.1%
6,739	James River Group Holdings Ltd.	166,992

	PRIVATE EQUITY – 0.9%
5,288	Victory Capital Holdings, Inc., Class A	127,441

	REITS – 1.0%
1,411	Innovative Industrial Properties, Inc.	155,026
	TOTAL FINANCIAL	580,929

	INDUSTRIAL – 17.4%
	COMPUTERS – 2.0%
9,331	Kornit Digital, Ltd.(1)	295,793

	ELECTRONICS – 3.3%
13,326	Enovix Corp.(1)	118,735
828	Mesa Laboratories, Inc.	168,862
2,448	OSI Systems, Inc.(1)	209,157
		496,754

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIAL (continued)
	ENGINEERING & CONSTRUCTION – 1.3%
9,122	908 Devices, Inc.(1)	$187,822

	ENVIRONMENTAL CONTROL – 2.0%
4,058	Casella Waste Systems, Inc. – Class A(1)	294,935

	MACHINERY-DIVERSIFIED – 2.6%
930	Chart Industries, Inc.(1)	155,663
7,938	Columbus McKinnon Corp.	225,201
		380,864

	METAL FABRICATE/HARDWARE – 1.4%
1,138	RBC Bearings, Inc.(1)	210,473

	MISCELLANEOUS MANUFACTURING – 4.8%
5,415	Axon Enterprise, Inc.(1)	504,516
2,889	Materion Corp.	213,006
		717,522
	TOTAL INDUSTRIAL	2,584,163

	TECHNOLOGY – 27.0%
	COMPUTERS – 1.8%
328	Globant SA(1)	57,072
11,691	Stratasys Ltd.(1)	219,089
		276,161

	SEMICONDUCTORS – 5.7%
7,502	Azenta, Inc.	540,895
2,913	Power Integrations, Inc.	218,504
4,598	Veeco Instruments, Inc.(1)	89,201
		848,600

	SOFTWARE – 19.5%
423	Appian Corp.(1)	20,033
1,883	Coupa Software, Inc.(1)	107,519
12,269	Definitive Healthcare Corp.(1)	281,328
3,704	Digital Turbine, Inc.(1)	64,709
4,025	Domo, Inc.(1)	111,895
8,059	Evolent Health, Inc., Class A(1)	247,492
7,806	Health Catalyst, Inc.(1)	113,109
7,461	LivePerson, Inc.(1)	105,499
2,121	Paycom Software, Inc.(1)	594,134
33,980	Porch Group, Inc.(1)	86,989
8,035	PROS Holdings, Inc.(1)	210,758
1,314	Sprout Social, Inc.(1)	76,304
5,072	SPS Commerce, Inc.(1)	573,390
2,340	Workiva, Inc.(1)	154,417
34,231	Zeta Global Holdings Corp., Class A(1)	154,724
		2,902,300
	TOTAL TECHNOLOGY	4,027,061
	TOTAL COMMON STOCKS (Cost $19,481,765)	14,463,692
Shares		Value
	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	$255
	TOTAL RIGHTS (Cost $15,826)	255
	TOTAL INVESTMENTS – 97.1% (Cost $19,497,591)	14,463,947
	Other Assets in Excess of Liabilities – 2.9%	427,422
	TOTAL NET ASSETS – 100.0%	$14,891,369

(1)   Non-income producing security.

(2)   Fair valued using significant unobservable inputs.

(3)   Illiquid and restricted investments as to resale.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

2